FAIR VALUE MEASUREMENT - Significant Recurring Level 3 Fair Value Liability Input Sensitivity - Assests and liabilities measured on recurring basis (Details) - Guarantee derivative liabilities - CNY (¥)
¥ in Thousands
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Significant Recurring Level 3 Fair Value Liability Input Sensitivity
Weighted-average cumulative default rates	3.30%	2.00%
Increase by 10%		¥ 29,725
Decrease by 10%		¥ (29,725)
Increase by 10%	¥ 84,374
Decrease by 10%	¥ (84,374)